RELATED PARTY TRANSACTIONS	6 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 18 – RELATED PARTY TRANSACTIONS

The summary of amount due to related parties as the following:

		As of
		March 31, 2025	September 30, 2024
Due to related parties consist of the following:
Mr. Bun Kwai	Due to shareholders	104,534	14,649
Mr. Bun Kwai	Accrued liabilities and other payables	11,118	11,133
Mr. Chun San Leung*	Accrued liabilities and other payables	2,227	2,230
Mr. Pak Lun Patrick Au*	Accrued liabilities and other payables	-	7,916
		$117,879	$35,928

The amounts due to related parties are unsecured, interest free with no specific repayment terms.

QMMM HOLDINGS LIMITED

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2025 AND 2024

(Stated in US Dollars)

NOTE 18 – RELATED PARTY TRANSACTIONS (Continued)

In addition to the transactions and balances detailed elsewhere in these unaudited condensed consolidated financial statements, the Company had the following transactions with related parties:

	For the six months ended
	March 31,
	2025	2024

Salary to Mr. Bun Kwai	66,744	66,210
Salary to Mr. Chun San Leung*	13,366	13,303
Salary to Mr. Pak Lun Patrick Au*	35,585	30,327

*	Mr. Chun San Leung and Mr. Pak Lun Patrick Au are the directors of QMMM Holdings Limited.